Condensed Financial Statements of the Company (Details) (Parenthetical)	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Ordinary shares, authorized	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value | (per share)	¥ 0.001		$ 0.001
Ordinary shares, issued	1,273,475,604	1,273,475,604	1,300,191,084
Ordinary shares, outstanding	1,273,475,604	1,273,475,604	1,300,191,084
Parent Company [Member]
Ordinary shares, authorized	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value | $ / shares		$ 0.001	$ 0.001
Ordinary shares, issued	1,301,951,084	1,301,951,084	1,300,191,084
Ordinary shares, outstanding	1,301,951,084	1,301,951,084	1,300,191,084